SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			11 Months Ended	12 Months Ended
	Nov. 05, 2021	May 11, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash			$ 453,151	$ 30,870	$ 453,151
Cash equivalents			0	0	0
Payments for investment of cash in trust account	$ 117,300,000	$ 117,300,000	117,300,000	$ 2,545,838
Price per unit	$ 10.00	$ 10.00
Warrant exercisable				12,085,275
Unrecognized tax benefits			0	$ 0	0
Unrecognized tax benefits accrued for interest and penalties			$ 0	0	0
Formation and operating costs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense				$ 2,825,960
Founder Shares | ARC | Introducing Advisor Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense					$ 0
Class A Common Stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common Stock, subject to possible redemption			11,500,000	2,731,544	11,500,000
Class B Common Stock | ARC | Second Amendment to the Introducing Advisor Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares granted				1,378,517
Class B Common Stock | Founder Shares | ARC | Second Amendment to the Introducing Advisor Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares granted				1,378,517
Fair value per share				$ 2.05